ENTITY-WIDE DISCLOSURES	12 Months Ended
Dec. 31, 2021
Entity-wide disclosures [Abstract]
ENTITY-WIDE DISCLOSURES	ENTITY-WIDE DISCLOSURES
    The following table presents an analysis of net revenues by geographic location of the Group’s customers for the years ended December 31, 2021 and 2020, including the effects of foreign currency hedge transactions. Revenues by geography presented for material individual countries are not necessarily correlated to shipments of cars as certain countries include revenues from sponsorship and commercial activities relating to Ferrari's participation in the Formula 1 World Championship.

	For the years ended December 31,
	2021	2020	2019
	(€ thousand)
Italy	409,992	322,573	391,156
Rest of EMEA	1,869,864	1,634,515	1,628,496
of which UK	457,060	484,701	531,088
Americas (1)	1,097,904	883,228	1,001,946
of which United States of America	930,316	747,373	867,376
Mainland China, Hong Kong and Taiwan	332,971	191,907	350,851
Rest of APAC (2)	560,163	427,567	394,166
Total net revenues	4,270,894	3,459,790	3,766,615
______________________________
(1)Americas includes the United States of America, Canada, Mexico, the Caribbean and of Central and South America.
(2)Rest of APAC mainly includes Japan, Australia, Singapore, Indonesia, South Korea, Thailand, India and Malaysia.
    The following table presents an analysis of non-current assets other than financial instruments and deferred tax assets by geographic location:

	At December 31,
	2021			2020
	Property, plant and equipment	Goodwill	Intangible assets	Property, plant and equipment	Goodwill	Intangible assets
	(€ thousand)
Italy	1,322,257	785,182	1,137,910	1,199,325	785,182	979,022
Rest of EMEA	5,597	—	—	5,809	—	—
Americas (1)	16,003	—	—	14,497	—	—
Mainland China, Hong Kong and Taiwan	5,898	—	—	4,120	—	—
Rest of APAC (2)	3,410	—	263	2,879	—	268
Total	1,353,165	785,182	1,138,173	1,226,630	785,182	979,290
______________________________
(1)Americas includes the United States of America, Canada, Mexico, the Caribbean and of Central and South America.
(2)Rest of APAC mainly includes Japan, Australia, Singapore, Indonesia, South Korea, Thailand, India and Malaysia.